SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS

10.	SUBSEQUENT EVENTS

The General Partner has performed its evaluation of subsequent events through March 21, 2022, the date the financial statements were issued. Based on such evaluation, no events were discovered that required adjustment to or disclosure in the financial statements.

Millburn Multi-Markets Trading L.P. [Member]
SUBSEQUENT EVENTS

10.	SUBSEQUENT EVENTS

The General Partner has performed its evaluation of subsequent events through March 21, 2022, the date the financial statements were issued. Based on such evaluation, no events were discovered that required adjustment to or disclosure in the financial statements.